Label	Element	Value
MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000315812_SupplementTextBlock

Morgan Stanley

October 5, 2018

Supplement

SUPPLEMENT DATED OCTOBER 5, 2018 TO THE PROSPECTUS OF
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2018
(the "Fund")

Effective October 10, 2018, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The second footnote following the Fund's Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Example" is hereby deleted and replaced with the following:

[2]  The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent such expenses and fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.60% of the average daily net assets of the Fund, which includes a waiver in which the Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive all of the Fund's shareholder servicing fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.